October 27, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Cohen & Steers Real Assets Fund, Inc.

Ladies and Gentlemen:

Filed herewith under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a registration statement on Form N-1A for Cohen & Steers Real Assets Fund, Inc., a new open-end registered investment company.

If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Sincerely,

/s/ Erik G. Barrios
Erik G. Barrios
Associate General Counsel
Phone: 212-796-9373
Fax: 212-822-1600
Email: ebarrios@cohenandsteers.com